Warrants - Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach (Details) - Rigetti Computing, Inc [Member]	Dec. 31, 2021 yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.214
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	4.44
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.21
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	105.10
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.51
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	9
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.00
AtInitialRecognition [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	2.87
AtInitialRecognition [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.21
AtInitialRecognition [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	51.90
AtInitialRecognition [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.65
AtInitialRecognition [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10
AtInitialRecognition [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.00